Consolidated Statements of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statement of Financial Condition [Abstract]
Held-to-maturity Securities, Fair Value	$ 171,603	$ 213,903
Loans and Leases Receivable, Allowance	$ 12,363	$ 10,509
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	865	865
Preferred Stock, Shares Outstanding	865	865
Preferred Stock, Dividend Rate, Percentage	6.00%	6.00%
Common Stock, Par or Stated Value Per Share	$ 0.064	$ 0.064
Common Stock, Shares Authorized	20,000,000	20,000,000
Common Stock, Shares, Issued	10,841,079	10,817,901
Common Stock, Shares, Outstanding	8,496,508	9,520,056
Treasury Stock, Shares	2,344,571	1,297,845